Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summarizes of Property and Equipment
The following summarizes property and equipment as of December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012
Internally developed computer software	$2,666	$901
Purchased computer software and equipment	6,943	2,490
Furniture and office equipment	5,176	1,663
Leasehold improvements	878	304
Property and equipment, gross	15,663	5,358
Accumulated depreciation and amortization	(3,023)	(1,332)
Property and equipment, net	$12,640	$4,026